K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

March 31, 2016

EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Equity Funds
First Investors Covered Call Strategy Fund
File Nos. 033-46924; 811-06618
Post-Effective Amendment No. 82

Ladies and Gentlemen:
Pursuant to Section 8(c) of the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of First Investors Equity Funds (“Trust”) is Post-Effective Amendment No. 82 to the Trust’s currently effective Registration Statement on Form N-1A relating to the shares of beneficial interest in the First Investors Covered Call Strategy Fund (“Fund”), a new series of the Trust, under the 1933 Act.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The primary purposes of this filing are to: (1) address comments received from the Securities and Exchange Commission Staff regarding Post-Effective Amendment No. 78 to the Trust’s Registration Statement that was filed with the SEC on January 14, 2016; and (2) make other non-material changes to the Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on April 1, 2016, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
Mary Najem
Foresters Investment Management Company, Inc.